ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	May 14, 2010	Sep. 30, 2014	Sep. 30, 2013	Nov. 06, 2012
Organization And Principal Activities [Line Items]
Equity Issuance, Per Share Amount	$ 4.00
Stock Issued During Period, Shares, Issued for Cash	4,000,000
Stock Issued During Period, Value, Issued for Cash	$ 14,500,000
Entity Incorporation, Date Of Incorporation		Oct. 27, 2009
Entity Incorporation, State Country Name		British Virgin Islands
Stockholders' Equity, Reverse Stock Split		1-for-10
Common Stock, Shares, Issued		1,405,000	1,405,000
Common Stock, Shares, Outstanding		1,405,000	1,405,000
Before Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued				14,050,000
Common Stock, Shares, Outstanding				14,050,000
After Reverse Stock Split [Member]
Organization And Principal Activities [Line Items]
Common Stock, Shares, Issued				1,405,000
Common Stock, Shares, Outstanding				1,405,000